Current expected credit losses	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Current expected credit losses	Current expected credit losses
The current expected credit loss model applies to our external trade receivables and related party receivables. Our external customers are international oil companies, national oil companies, and large independent oil companies. The expected credit loss allowance on related party balances as of December 31, 2023 was nil (December 31, 2022: $1 million).
The below table shows the classification of the credit loss expense within the Consolidated Statements of Operations.

	Successor		Predecessor
(In $ millions)	Year ended December 31, 2023	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021
Management contract credit/(expense)	1	(1)	1	(36)
Other financial items credit	—	—	—	2
Total	1	(1)	1	(34)
Changes in expected credit loss allowance for external and related party trade receivables are included in operating expenses, while changes in the allowances for related party loan receivables are included in other financial items.